Property. plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 903,105	$ 827,779
Owned assets, accumulated depreciation	334,546	286,953
Owned assets, net book value	568,559	540,826
Assets under finance lease, cost	130,063	152,676
Assets under finance least, accumulated depreciation	52,812	52,552
Assets under finance lease, net book value	77,251	100,124
Total plant and equipment, cost	1,033,168	980,455
Property, plant and equipment, accumulated depreciation	387,358	339,505
Property, plant and equipment, net of accumulated depreciation	645,810	640,950
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	368,318	351,023
Owned assets, accumulated depreciation	123,695	105,686
Owned assets, net book value	244,623	245,337
Assets under finance lease, cost	75,750	92,690
Assets under finance least, accumulated depreciation	28,265	28,504
Assets under finance lease, net book value	47,485	64,186
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	388,169	332,042
Owned assets, accumulated depreciation	163,124	131,157
Owned assets, net book value	225,045	200,885
Assets under finance lease, cost	40,406	52,679
Assets under finance least, accumulated depreciation	22,264	21,996
Assets under finance lease, net book value	18,142	30,683
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	40,752	44,548
Owned assets, accumulated depreciation	30,769	30,633
Owned assets, net book value	9,983	13,915
Assets under finance lease, cost	4,238	4,633
Assets under finance least, accumulated depreciation	1,814	1,281
Assets under finance lease, net book value	2,424	3,352
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	12,109	15,113
Owned assets, accumulated depreciation	6,800	10,838
Owned assets, net book value	5,309	4,275
Assets under finance lease, cost	9,669	2,674
Assets under finance least, accumulated depreciation	469	771
Assets under finance lease, net book value	9,200	1,903
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	7,510	6,845
Owned assets, accumulated depreciation	5,669	4,891
Owned assets, net book value	1,841	1,954
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	29,725	29,386
Owned assets, accumulated depreciation	4,489	3,748
Owned assets, net book value	25,236	25,638
Capital inventory and capital work in progress
Property, Plant and Equipment [Line Items]
Owned assets, cost	46,050	38,350
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	46,050	38,350
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,472	10,472
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	$ 10,472	$ 10,472